Regulation and Equity - Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended			29 Months Ended
	Jul. 20, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Class of Stock [Line Items]
Treasury stock repurchased		$ 23	$ 268	$ 505
FNF Group Common Stock | 2015 Share Repurchase Program
Class of Stock [Line Items]
Stock repurchase program period in force (in years)	3 years
Stock repurchase program number of shares authorized (in shares)	25,000,000
Treasury stock repurchased (in shares)					10,589,000
Treasury stock repurchased					$ 372
Treasury stock acquired (in dollars per share)					$ 35.10
Stock repurchase program remaining number of shares authorized (in shares)		14,411,000			14,411,000